                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                               File No. 33-67490
                                                               File No. 811-7972

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /X/

     Pre-Effective Amendment No.                                       / /
                                ----

     Post-Effective Amendment No. 12                                   /X/
                                 ----

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /X/

    Amendment No.   14


                          DELAWARE GROUP ADVISER FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania      19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)        (Zip Code)

Registrant's Telephone Number, including Area Code:         (215) 255-1255
                                                            --------------

           Eric E. Miller, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           November 23, 1999
                                                               -----------------

It is proposed that this filing will become effective:

      immediately upon filing pursuant to paragraph (b)
-----
  X   on November 23, 1999 pursuant to paragraph (b)
-----
      60 days after filing pursuant to paragraph (a)(1)
-----
      on (date) pursuant to paragraph (a)(1)
-----
      75 days after filing pursuant to paragraph (a)(2)
-----
      on (date) pursuant to paragraph (a)(2) of Rule 485
-----

If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 414 under the Securities Act of 1933, Delaware Group Adviser Funds, as successor issuer of Delaware Group Adviser Funds, Inc., is filing this amendment to the registration statement of Delaware Group Adviser Funds, Inc. and expressly adopts the registration statement of Delaware Group Adviser Funds, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 12 to Registration File No. 33-67490 includes the following:


               1. Facing Page

               2. Contents Page

               3. Part A - Prospectuses*

               4. Part B - Statement of Additional Information**

               5. Part C - Other Information

               6. Signatures


* This filing contains a Supplement dated November 23, 1999 to each of the Prospectuses for the Registrant's Delaware U.S. Growth Fund Class A, B, C and Institutional Class dated March 1, 1999. Those Prospectuses are incorporated herein by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(c) on March 10, 1999. The Supplement to those Prospectuses filed on August 10, 1999 is incorporated herein by reference to the electronic filing of that Supplement made pursuant to Rule 497(e).

This filing contains a Supplement dated November 23, 1999 to each of the Prospectuses for the Registrant's Delaware Overseas Equity Fund Class A, B, C and Institutional Class dated March 1, 1999. Those Prospectuses are incorporated herein by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(c) on March 10, 1999. The Supplements to those Prospectuses filed on August 10, 1999 and November 9, 1999 are incorporated herein by reference to the electronic filing of those Supplements made pursuant to Rule 497(e).

Multi-fund Supplements relating to each of the Prospectuses for the Registrant's Delaware New Pacific Fund Class A, B, C and Institutional Class dated March 30, 1999 were previously electronically filed on November 22, 1999 in a post-effective amendment to the Registration Statement on Form N-1A of Delaware Group Global & International Funds, Inc. and are incorporated herein by reference to that filing. Those Prospectuses are incorporated herein by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(e) on April 6, 1999. The Supplements to those Prospectuses filed on August 10, 1999 and November 9, 1999 are incorporated herein by reference to the electronic filing of those Supplements made pursuant to Rule 497(e).

** This filing contains a Supplement dated November 23, 1999 to the Statement of Additional Information for the Registrant dated March 1, 1999. That Statement of Additional Information is incorporated herein by reference to the electronic filing of that Statement of Additional Information made pursuant to Rule 497(c) on March 12, 1999. The Supplement to the Statement of Additional Information filed on September 1, 1999 is incorporated herein by reference to the electronic filing of that Supplement made pursuant to Rule 497(e).

                                November 23, 1999

                            Delaware U.S. Growth Fund

                           Class A * Class B * Class C
                Supplement to the Prospectus dated March 1, 1999

On November 23, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations, however, the name of the company of which the Fund is a series changed from Delaware Group Adviser Funds, Inc. to Delaware Group Adviser Funds.

This Supplement also updates the Fund's performance information in the Fund Profile section in the beginning of the prospectus, as well as the data in the Financial Information section at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for Delaware U.S. Growth Fund Class A shares was 7.49%. That return does not include the maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares. If that fee were included, the return would have been lower than the one described.

         The Financial Highlights for each share for the six months ended April 30, 1999 (unaudited) were as follows:(1)

                                                               Class A          Class B          Class C
                                                              ---------         --------         -------
Net asset value, beginning of period .....................     $11.490          $10.960          $11.830

Income from investment operations:
     Net investment income (loss) ........................      (0.041)          (0.085)          (0.090)
     Net realized and unrealized gain on
         investments .....................................       2.911            2.775            3.000
                                                               -------          -------          -------
     Total from investment operations ....................       2.870            2.690            2.910
                                                               -------          -------          -------

Less distributions:
     Distributions from net realized gain on investments .          --               --               --
                                                               -------          -------          -------
     Total distributions .................................          --               --               --
                                                               -------          -------          -------

Net asset value, end of period ...........................     $14.360          $13.650          $14.740
                                                               =======          =======          =======

Total return(2) ..........................................       24.98%           24.54%           24.60%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) .............     $28,690          $16,341           $3,989
     Ratio of expenses to average net assets .............        1.49%(3)         2.19%(3)         2.19%(3)
     Ratio of expenses to average net assets prior to
         expense limitation ..............................        1.49%(3)         2.19%(3)         2.19%(3)
     Ratio of net investment income (loss) to average
         net assets ......................................       (0.60%)(3)       (1.30%)(3)       (1.30%)(3)
     Ratio of net investment income (loss) to average
         net assets prior to expense limitation ..........       (0.60%)(3)       (1.30%)(3)       (1.30%)(3)
     Portfolio turnover ..................................          99%              99%              99%

-------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Annualized.

                                November 23, 1999

                            Delaware U.S. Growth Fund

                               Institutional Class
                Supplement to the Prospectus dated March 1, 1999

On November 23, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations, however, the name of the company of which the Fund is a series changed from Delaware Group Adviser Funds, Inc. to Delaware Group Adviser Funds.

This Supplement also updates the Fund's performance information in the Fund Profile section in the beginning of the prospectus, as well as the data in the Financial Information section at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for Delaware U.S. Growth Fund Institutional Class was 7.74%.

         The Financial Highlights for each share of the Delaware U.S. Growth Fund Institutional Class for the six months ended April 30, 1999 (unaudited) were as follows:(1)

                                                                        Institutional Class
                                                                        -------------------
Net asset value, beginning of period .................................       $11.750

Income from investment operations:
     Net investment income (loss) ....................................        (0.021)
     Net realized and unrealized gain on investments .................         2.981
                                                                             -------
     Total from investment operations ................................         2.960
                                                                             -------

Less distributions:
     Distributions from net realized gain on investments .............            --
                                                                             -------
     Total distributions .............................................            --
                                                                             -------
Net asset value, end of period .......................................       $14.710
                                                                             =======

Total return(2) ......................................................         25.19%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) .........................       $54,096
     Ratio of expenses to average net assets .........................          1.19%(3)
     Ratio of expenses to average net assets prior to expense
         limitation ..................................................          1.19%(3)
     Ratio of net investment income (loss) to average net assets .....         (0.30%)(3)
     Ratio of net investment income (loss) to average net assets
         prior to expense limitation .................................         (0.30%)(3)
     Portfolio turnover ..............................................            99%

--------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Annualized.

                                November 23, 1999

                          Delaware Overseas Equity Fund

                           Class A * Class B * Class C
                Supplement to the Prospectus dated March 1, 1999

On November 23, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations, however, the name of the company of which the Fund is a series changed from Delaware Group Adviser Funds, Inc. to Delaware Group Adviser Funds.

This Supplement also updates the Fund's performance information in the Fund Profile section in the beginning of the prospectus, as well as the Financial Information section at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for Delaware Overseas Equity Fund Class A shares was 12.23%. That return does not include the maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares. If that fee were included, the return would have been lower than the one described.

         The Financial Highlights for each share for the six months ended April 30, 1999 (unaudited) were as follows:(1)

                                                          Class A          Class B         Class C
                                                         ---------         --------        -------

Net asset value, beginning of period .................     $8.950           $8.030          $8.040

Income from investment operations:
     Net investment income (loss) ....................      0.038            0.014           0.019
     Net realized and unrealized gain (loss) on
         investments and foreign currencies ..........      0.987            0.856           0.861
                                                           ------            -----          ------
     Total from investment operations ................      1.025            0.870           0.880
                                                           ------            -----          ------

Less dividends and distributions:
     Dividends from net investment income ............     (0.695)          (0.640)         (0.640)
     Distributions from net realized gain on
         investments .................................     (1.370)          (1.370)         (1.370)
                                                           ------            -----          ------
     Total dividends and distributions ...............     (2.065)          (2.010)         (2.010)
                                                           ------            -----          ------

Net asset value, end of period .......................     $7.910           $6.890          $6.910
                                                           ======           ======          ======

Total return(2) ......................................      15.02%           14.64%          14.74%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) .........     $2,361           $1,077            $275
     Ratio of expenses to average net assets .........       1.85%(3)         2.55%(3)        2.55%(3)
     Ratio of expenses to average net assets
         prior to expense limitation .................       6.18%(3)         6.88%(3)        6.88%(3)
     Ratio of net investment income (loss) to
         average net assets ..........................       1.08%(3)         0.38%(3)        0.38%(3)
     Ratio of net investment income (loss) to
         average net assets prior to expense
         limitation ..................................      (3.25%)(3)       (3.95%)(3)      (3.95%)(3)
     Portfolio turnover ..............................          4%               4%              4%

-------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3 )Annualized.

                                November 23, 1999

                          Delaware Overseas Equity Fund

                               Institutional Class
                Supplement to the Prospectus dated March 1, 1999

On November 23, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations, however, the name of the company of which the Fund is a series changed from Delaware Group Adviser Funds, Inc. to Delaware Group Adviser Funds.

This Supplement also updates the Fund's performance information in the Fund Profile section in the beginning of the prospectus, as well as the Financial Information section at the end of the prospectus, as follows:

         From January 1, 1999 to September 30, 1999, the total return for Delaware Overseas Equity Fund Institutional Class was 12.59%.

         The Financial Highlights for each share of the Delaware Overseas Equity Fund Institutional Class for the six months ended April 30, 1999 (unaudited) were as follows:(1)


Net asset value, beginning of period ............................................        $8.930

Income from investment operations:
     Net investment income (loss) ...............................................         0.048
     Net realized and unrealized gain (loss) on investments and foreign
         currencies .............................................................         0.992
                                                                                         ------
     Total from investment operations ...........................................         1.040
                                                                                         ------
Less dividends and distributions:
     Dividends from net investment income .......................................        (0.720)
     Distributions from net realized gain on investments ........................        (1.370)
                                                                                         ------
     Total dividends and distributions ..........................................        (2.090)
                                                                                         ------

Net asset value, end of period ..................................................        $7.880
                                                                                         ======

Total return(2) .................................................................         15.32%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ....................................           $84
     Ratio of expenses to average net assets ....................................          1.55%(3)
     Ratio of expenses to average net assets prior to expense limitation ........          5.88%(3)
     Ratio of net investment income (loss) to average net assets ................          1.38%(3)
     Ratio of net investment income (loss) to average net assets prior to
         expense limitation .....................................................         (2.95%)(3)
     Portfolio turnover .........................................................             4%

----------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Annualized.

                                November 23, 1999

    Supplement to the Statement of Additional Information dated March 1, 1999

                          Delaware Group Adviser Funds

                            Delaware U.S. Growth Fund
                          Delaware Overseas Equity Fund
                            Delaware New Pacific Fund

               (Class A * Class B * Class C * Institutional Class)

The following supplements the discussion concerning the Funds' financial statements on the Cover Page and under the heading Financial Statements:

         The financial statements for the most recent semi-annual period, the notes relating thereto, and the financial highlights for the same period, are incorporated by reference from the Funds' Semi-Annual Report into this SAI. The Semi-Annual Report will accompany any request for the SAI and can be obtained, without charge, by calling 800-523-1918.

Below are the average annual total return quotations for each Class of each Fund through April 30, 1999. This information supplements and updates the information appearing under the heading Performance Information. The annual return quotations are calculated in the manner described in the SAI.

Average Annual Total Return (1)

-------------------------------------------------------------------------------------------------------------------------

Delaware         Class A        Class A (2)    Class B        Class B        Class C        Class C        Institutional
U.S. Growth      (2)(3)          at NAV        including      excluding      including      excluding      Class
Fund             at offer       (Inception     CDSC           CDSC (4)       CDSC           CDSC           (Inception
                 (Inception     12/3/93)       (Inception     (Inception     (Inception     (Inception     2/3/94)
                 12/3/93)                      3/29/94)       3/29/94)       5/23/94)       5/23/94)
-------------------------------------------------------------------------------------------------------------------------
1 year ended          7.25%         13.79%          7.90%         12.90%         12.39%         13.39%            14.12%
4/30/99
-------------------------------------------------------------------------------------------------------------------------

3 years ended        22.65%         25.08%         23.52%         24.17%         24.33%         24.33%            25.46%
4/30/99
-------------------------------------------------------------------------------------------------------------------------

5 years ended        20.18%         21.61%         20.63%         20.82%            N/A            N/A            21.99%
4/30/99

-------------------------------------------------------------------------------------------------------------------------

Life of Fund         17.56%         18.85%         19.23%         19.33%         21.07%         21.07%            18.70%
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------

Delaware         Class A        Class A (2)    Class B        Class B        Class C        Class C        Institutional
Overseas         (2)(3)          at NAV        including      excluding      including      excluding      Class
Equity Fund      at offer       (Inception     CDSC           CDSC (4)       CDSC           CDSC           (Inception
                 (Inception     12/3/93)       (Inception     (Inception     (Inception     (Inception     2/3/94)
                 12/3/93)                      3/29/94)       3/29/94)       5/10/94)       5/10/94)
-------------------------------------------------------------------------------------------------------------------------
1 year ended         -8.90%         -3.34%         -7.69%         -4.11%         -4.83%         -4.11%            -3.12%
4/30/99
-------------------------------------------------------------------------------------------------------------------------

3 years ended         0.47%          2.48%          1.14%          1.71%          1.71%          1.71%             2.77%
4/30/99
-------------------------------------------------------------------------------------------------------------------------

3 years ended         3.63%          4.87%          3.88%          4.11%            N/A            N/A             4.95%
4/30/99

-------------------------------------------------------------------------------------------------------------------------

Life of Fund          4.47%          5.62%          4.07%          4.18%          4.31%          4.31%             4.91%
-------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------

Delaware         Class A        Class A (2)    Class B        Class B        Class C        Class C        Institutional
New Pacific      (2)(3)          at NAV        including      excluding      including      excluding      Class
Fund             at offer       (Inception     CDSC           CDSC (4)       CDSC           CDSC           (Inception
                 (Inception     12/3/93)       (Inception     (Inception     (Inception     (Inception     2/3/94)
                 12/3/93)                      3/29/94)       3/29/94)       7/7/94)        7/7/94)
-------------------------------------------------------------------------------------------------------------------------
1 year ended         -6.64%         -1.01%         -6.56%         -1.65%         -2.67%         -1.68%            -0.66%
4/30/99
-------------------------------------------------------------------------------------------------------------------------

3 years ended       -17.30%        -15.63%        -17.00%        -16.17%        -16.25%        -16.25%           -15.23%
4/30/99
-------------------------------------------------------------------------------------------------------------------------

5 years ended       -10.09%         -9.02%         -9.93%         -9.58%            N/A            N/A            -8.62%
4/30/99

-------------------------------------------------------------------------------------------------------------------------

Life of Fund         -9.32%         -8.32%         -8.82%         -8.65%         -9.55%         -9.55%           -10.06%
-------------------------------------------------------------------------------------------------------------------------

(1) The Manager has committed to waive a portion of its annual compensation or pay expenses to limit the operating expenses of the Funds. See Investment Management Agreements. In the absence of such waivers or payments, performance would have been affected negatively.
(2) The 12b-1 fees payable by each Fund for Class A Shares were at a rate equal to 0.35% of the average daily net assets. Beginning May 6, 1996, the payments were set at 0.30%. Performance calculations for periods after May 6, 1996 reflect the lower 12b-1 fee rate.
(3) Effective November 2, 1998, the maximum front-end sales charge was increased from 4.75% to 5.75%. The above performance figures are calculated using 5.75% as the applicable sales charge for all time periods.
(4) Effective November 2, 1998, the CDSC schedule for Class B Shares is as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase;
     (iv) 2% if shares are redeemed during the fifth year following purchase;
     (v) 1% if shares are redeemed during the sixth year following purchase; and
     (vi) 0% thereafter. The above performance figures are calculated using the new applicable CDSC schedule.

Below are the cumulative total return quotations for each Class of each Fund through April 30, 1999. This information supplements and updates the information appearing under the heading Performance Information. The cumulative total return quotations are calculated in the manner described in the SAI.

Cumulative Total Return (1)

---------------------------------------------------------------------------------------------------------------------------

Delaware U.S.     Class A        Class A (2)    Class B         Class B        Class C         Class C        Institutional
Growth Fund       (2)(3)         at NAV         including CDSC  excluding      including CDSC  excluding      Class
                  at offer       (Inception     (Inception      CDSC (4)       (Inception      CDSC           (Inception
                  (Inception     12/3/93)       3/29/94)        (Inception     5/23/94)        (Inception     2/3/94)
                  12/3/93)                                      3/29/94)                       5/23/94)
---------------------------------------------------------------------------------------------------------------------------
3 months ended        -5.46%          0.28%          -4.85%          0.15%          -0.86%          0.14%             0.34%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended        17.80%         24.98%          19.54%         24.54%          23.60%         24.60%            25.19%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended         9.12%         15.81%          10.09%         15.09%          14.52%         15.52%            16.01%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended           7.25%         13.79%           7.90%         12.90%          12.39%         13.39%            14.12%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended         84.49%         95.71%          88.46%         91.46%          92.19%         92.19%            97.46%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended        150.71%        165.92%         155.41%        157.41%             N/A            N/A           170.16%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund         139.85%        154.48%         144.83%        145.83%         157.15%        157.15%           145.51%
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------

Delaware          Class A        Class A (2)    Class B         Class B        Class C         Class C        Institutional
Overseas Equity   (2)(3)         at NAV         including CDSC  excluding      including CDSC  excluding      Class
Fund              at offer       (Inception     (Inception      CDSC (4)       (Inception      CDSC           (Inception
                  (Inception     12/3/93)       3/29/94)        (Inception     5/10/94)        (Inception     2/3/94)
                  12/3/93)                                      3/29/94)                       5/10/94)
---------------------------------------------------------------------------------------------------------------------------
3 months ended         9.41%         16.15%          10.99%         15.99%          15.13%         16.13%            16.40%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended         8.36%         15.02%          10.35%         14.64%          13.88%         14.74%            15.32%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended        -0.34%          5.69%           1.27%          5.21%           4.40%          5.19%             6.06%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended          -8.90%         -3.34%          -7.69%         -4.11%          -4.83%         -4.11%            -3.12%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended          1.41%          7.61%           3.45%          5.23%           5.20%          5.20%             8.54%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended         19.52%         26.85%          20.96%         22.33%             N/A            N/A            27.32%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund          26.68%         34.40%          22.50%         23.19%          23.34%          23.34%           28.53%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Delaware New      Class A        Class A (2)    Class B         Class B        Class C         Class C        Institutional
Pacific Fund      (2)(3)         at NAV         including CDSC  excluding      including CDSC  excluding      Class
                  at offer       (Inception     (Inception      CDSC (4)       (Inception      CDSC           (Inception
                  (Inception     12/3/93)       3/29/94)        (Inception     7/7/94)         (Inception     2/3/94)
                  12/3/93)                                      3/29/94)                       7/7/94)
---------------------------------------------------------------------------------------------------------------------------
3 months ended        13.87%         20.86%          15.57%         20.57%          19.41%         20.41%            20.76%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended        21.61%         29.04%          23.33%         28.33%          27.35%         28.35%            29.00%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended        20.12%         27.37%          21.70%         26.70%          25.68%         26.68%            27.64%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended          -6.64%         -1.01%          -6.56%         -1.65%          -2.67%         -1.68%            -0.66%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

                                      -4-

---------------------------------------------------------------------------------------------------------------------------

Delaware New      Class A        Class A (2)    Class B         Class B        Class C         Class C        Institutional
Pacific Fund      (2)(3)         at NAV         including CDSC  excluding      including CDSC  excluding      Class
                  at offer       (Inception     (Inception      CDSC (4)       (Inception      CDSC           (Inception
                  (Inception     12/3/93)       3/29/94)        (Inception     7/7/94)         (Inception     2/3/94)
                  12/3/93)                                      3/29/94)                       7/7/94)
---------------------------------------------------------------------------------------------------------------------------
3 years ended        -43.43%        -39.95%         -42.81%        -41.09%         -41.25%        -41.25%           -39.09%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended        -41.24%        -37.66%         -40.71%        -39.57%             N/A            N/A           -36.28%
4/30/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund         -41.07%        -37.48%         -37.50%        -36.91%         -38.32%        -38.32%           -42.63%
---------------------------------------------------------------------------------------------------------------------------

(1) The Manager has committed to waive a portion of its annual compensation or pay expenses to limit the operating expenses of the Funds. See Investment Management Agreements. In the absence of such waivers or payments, performance would have been affected negatively.
(2) The 12b-1 fees payable by each Fund for Class A Shares were at a rate equal to 0.35% of the average daily net assets. Beginning May 6, 1996, the payments were set at 0.30%. Performance calculations for periods after May 6, 1996 reflect the lower 12b-1 fee rate.
(3) The maximum front-end sales charge was increased from 4.75% to 5.75% effective November 2, 1998. The above performance figures are calculated using 5.75% as the applicable sales charge for all time periods.
(4) Effective November 2, 1998, the CDSC schedule for Class B Shares is as follows: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase;
     (iv) 2% if shares are redeemed during the fifth year following purchase;
     (v) 1% if shares are redeemed during the sixth year following purchase; and
     (vi) 0% thereafter. The above performance figures are calculated using the new applicable CDSC schedule.

On November 23, 1999, Delaware Group Adviser Funds, Inc. was reorganized from a Maryland corporation to a Delaware business trust named Delaware Group Adviser Funds. Therefore, the discussion in the Capitalization portion of the General Information section is amended as follows:

         The term "Articles of Incorporation" shall be replaced with the term "Agreement and Declaration of Trust."

         The word "directors" shall be replaced with the word "trustees."

         The first paragraph under the heading Capitalization, concerning the organization of the Funds, shall be replaced by the following paragraph:

         The company was originally incorporated under the laws of Maryland on August 12, 1993 under the name Lincoln Renaissance Funds, Inc. On November 29, 1993, the name Lincoln Renaissance Funds, Inc. was changed to Lincoln Advisor Funds, Inc. On May 6, 1996, the name was again changed to Delaware Group Adviser Funds, Inc. On November 23, 1999, the company completed a reorganization which changed its state and form of organization from a Maryland corporation to a Delaware business trust called Delaware Group Adviser Funds ("Adviser Funds"). Adviser Funds and all of its series (the Funds) shall continue perpetually subject to the provisions in the Agreement and Declaration of Trust concerning termination by action of the shareholders or by the trustees by written notice to the shareholders.

         The first sentence of the second paragraph under the heading Capitalization, concerning the authorized capital of the Funds, shall be replaced by the following sentence:

         Adviser Funds has an unlimited authorized number of shares of beneficial interest with no par value, issued in separate series and classes.

The defined term "Adviser Funds, Inc." shall be replaced with the term "Adviser Funds" throughout the SAI.

                                     PART C
                                     ------

                                Other Information
                                -----------------


Item 23. Exhibits
         --------

         (a) Agreement and Declaration of Trust.

             (1) Agreement and Declaration of Trust (December 17, 1998) attached as Exhibit.

             (2) Certificate of Trust (December 17, 1998) attached as Exhibit.

         (b) By-Laws. By-Laws (December 17, 1998) attached as Exhibit.

         (c) Copies of All Instruments Defining the Rights of Holders.

             (1) Agreement and Declaration of Trust. Articles III, V and VI of
                 Agreement and Declaration of Trust attached as Exhibit (a)(1).

             (2) By-Laws. Article II of By-Laws attached as Exhibit (b).

         (d) Investment Management Agreements and Sub-Advisory Agreements.

             (1) Form of Investment Management Agreement (November 1999) between
                 Delaware Management Company and the Registrant on behalf of each Fund attached as Exhibit.

             (2) Form of Sub-Advisory Agreement (November 1999) between Delaware
                 Management Company and Lynch & Mayer, Inc. on behalf of Delaware U.S. Growth Fund attached as Exhibit.

             (3) Form of Sub-Advisory Agreement (November 1999) between Delaware
                 Management Company and Delaware International Advisers Ltd. on behalf of Delaware Overseas Equity Fund attached as Exhibit.

             (4) Form of Sub-Advisory Agreement (November 1999) between Delaware
                 Management Company and AIB Govett, Inc. on behalf of Delaware New Pacific Fund (November 1999) attached as Exhibit.

         (e) (1) Distribution Agreements. Form of Distribution Agreements (November 1999) between Delaware Distributors, L.P. and the Registrant on behalf of each Class incorporated into this filing by reference to Post-Effective Amendment No. 4 filed February 28, 1996.

             (2) Administration and Service Agreement. Form of Administration
                 and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 5 filed March 12, 1996.

             (3) Dealer's Agreement. Form of Dealer's Agreement (as amended
                 November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 5 filed March 12, 1996.

             (4) Form of Mutual Fund Agreement for the Delaware Group of Funds
                 (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 5 filed March 12, 1996.

         (f) Inapplicable.

         (g) Custodian Agreements.

             (1) Form of Custodian Agreement (November 1999) between The Chase
                 Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed February 28, 1997 and Post-Effective Amendment No. 8 filed December
                 23, 1997.

             (2) Form of Securities Lending Agreement (November 1999) between
                 The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed February 28, 1997.

         (h) Other Material Contracts.

             (1) Form of Shareholders Services Agreement (November 1999) between
                 Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 4 filed February 28, 1996.

             (2) Form of Fund Accounting Agreement (November 1999) between
                 Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed February 28, 1997.

         (i) Legal Opinion.  Attached as Exhibit

         (j) Consent of Auditors.  Attached as Exhibit.

         (k) Inapplicable.

         (l) Inapplicable.

         (m) Plans under Rule 12b-1.

             (1) Form of Plan under Rule 12b-1 for A Class (November 1999)
                 incorporated into this filing by reference to Post-Effective Amendment No. 4 filed February 28, 1996.

             (2) Form of Plan under Rule 12b-1 for B Class (November 1999)
                 incorporated into this filing by reference to Post-Effective Amendment No. 4 filed February 28, 1996.

             (3) Form of Plan under Rule 12b-1 for C Class (November 1999)
                 incorporated into this filing by reference to Post-Effective Amendment No. 4 filed February 28, 1996.

         (n) Inapplicable.

         (o) Other:   Trustees' Power of Attorney. Attached as Exhibit.

Item 24. Persons Controlled by or under Common Control with Registrant.  None.

Item 25. Indemnification. Article VI of the By-Laws attached as Exhibit (b).

Item 26. Business and Other Connections of Investment Adviser.

         (a) Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Insured Funds, Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family. Information regarding the officers and directors of the Manger and the positions they have held with the Registrant during the past two fiscal years is incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November , 1999.

         (b) Business and Other Connections of Sub-Investment Advisers

                  (1) Lynch & Mayer, Inc. serves as sub-investment adviser to U.S. Growth Fund. The directors and officers of Lynch & Mayer, Inc. are listed below. Unless otherwise indicated, the address of each person is 350 Park Avenue, New York, New York 10022.

Name                             Positions and Offices with Lynch & Mayer, Inc. and other Positions Held
----                             -----------------------------------------------------------------------
Francis J. Houghton, Jr.         President and Director

                                 Vice President of Lynch & Mayer Securities Corp, New York, NY.

Name                             Positions and Offices with Lynch & Mayer, Inc. and other Positions Held
----                             -----------------------------------------------------------------------

David K. Downes*                 Executive Vice President/Chief Operating Officer/Chief Financial Officer

                                 Chief Operating Officer of Lincoln National Investment Companies, Inc.;
                                 Director of Delaware International Advisers Ltd.; President, Chief
                                 Executive Officer, Chief Operating Officer, Chief Financial Officer and
                                 Director/Trustee of the Registrant and each of the other investment companies in the Delaware Investments family; President and Director of
                                 Delaware Management Company, Inc.; President of Delaware Management
                                 Company (a series of Delaware Management Business Trust); President,
                                 Chief Executive Officer and Director of Delaware Capital Management,
                                 Inc.; Chairman, President, Chief Executive Officer and Director of
                                 Delaware Service Company, Inc.; President, Chief Operating Officer, Chief
                                 Financial Officer and Director of Delaware International Holdings Ltd.;
                                 Chairman and Director of Delaware Management Trust Company and Retirement
                                 Financial Services, Inc.; Executive Vice President, Chief Operating
                                 Officer, Chief Financial Officer of Delaware Management Holdings, Inc.,
                                 Founders CBO Corporation, Delaware Investment Advisers (a series of
                                 Delaware Management Business Trust) and Delaware Distributors, L.P.;
                                 Executive Vice President, Chief Operating Officer, Chief Financial
                                 Officer and Director of DMH Corp., Delaware Distributors, Inc., Founders
                                 Holdings, Inc. and Delvoy, Inc.; Executive Vice President and Trustee of
                                 Delaware Management Business Trust; Chief Executive Officer and Director
                                 of Forewarn, Inc., Newtown Square, PA

Richard J. Flannery*             Executive Vice President/General Counsel

                                 Director of Delaware International Advisers Ltd.; Executive Vice
                                 President/General Counsel of the Registrant and each of the other investment companies in the Delaware Investments family, Delaware
                                 Management Holdings, Inc., Delaware Distributors, L.P., Delaware
                                 Management Company (a series of Delaware Management Business Trust),
                                 Delaware Investment Advisers (a series of Delaware Management Business
                                 Trust) and Founders CBO Corporation; Executive Vice President/General
                                 Counsel and Director of Delaware International Holdings Ltd., Founders
                                 Holdings, Inc., Delvoy, Inc., DMH Corp., Delaware Management Company,
                                 Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc.,
                                 Retirement Financial Services, Inc., Delaware Distributors, Inc. and
                                 Delaware Management Trust Company.; Executive Vice President and Trustee
                                 of Delaware Management Business Trust; Director of HYPPCO Finance Company
                                 Ltd. Limited Partner of Stonewall Links, L.P., Elverton, PA; Director and
                                 Member of Executive Committee of Stonewall Links, Inc., Elverton, PA


Robert J. DiBraccio*             Senior Vice President/Head Trader

                                 Senior Vice President/Head of Equity Trading of Delaware Management
                                 Company (a series of Delaware Management Business Trust); Senior Vice
                                 President/Head of Equity Trading of Delaware Investment Advisers (a
                                 series of Delaware Management Business Trust); Senior Vice President/Head
                                 of Equity Trading of Delaware Capital Management, Inc.

Name                             Positions and Offices with Lynch & Mayer, Inc. and other Positions Held
----                             -----------------------------------------------------------------------
Rufus R. Winton                  Senior Vice President

Joseph H. Hastings*              Senior Vice President/Treasurer/Corporate Controller

                                 Senior Vice President/Corporate Controller and Treasurer of Delaware
                                 Management Holdings, Inc., DMH Corp., Delvoy , Inc., Delaware Management
                                 Company, Inc., Delaware Management Business Trust, Delaware Management
                                 Company (a series of Delaware Management Business Trust), Delaware
                                 Distributors, L.P., Delaware Distributors, Inc., Delaware Service
                                 Company, Inc., Delaware Capital Management, Inc., Delaware International
                                 Holdings Ltd., Founders Holdings, Inc. and Delaware Management Business
                                 Trust; Senior Vice President/Corporate Controller of the Registrant and
                                 each of the other investment companies in the Delaware Investments family and Delaware Investment Advisers (a series of Delaware Management
                                 Business Trust); Executive Vice President/Chief Financial
                                 Officer/Treasurer of Delaware Management Trust Company; Senior Vice
                                 President/Assistant Treasurer of Founders CBO Corporation; Chief
                                 Financial Officer of Retirement Financial Services, Inc.

Robert D. Schwartz               Vice President/Portfolio Manager

                                 Registered Representative of Lynch & Mayer Securities Corp, New York, NY


                  *Business address is 1818 Market Street, Philadelphia, PA
19103.


                  (2) Delaware International Advisers Ltd. ("Delaware International") serves as sub-investment adviser to Delaware Overseas Equity Fund of the Registrant and also serves as investment manager or sub-investment adviser to certain of the other funds in the Delaware Investments family (Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc. and Delaware Group Premium Fund, Inc.) and other institutional accounts. Information regarding the officers and directors of Delaware International and the positions they have held with the Registrant during the past two fiscal years is incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November 22, 1999.

                  (3) AIB Govett, Inc. serves as sub-investment adviser to New Pacific Fund. The directors and officers of AIB Govett, Inc., a wholly-owned subsidiary of AIB Asset Management Holdings Ltd., are listed below. Unless otherwise indicated, the address of each person is 250 Montgomery Street, Suite 1200, San Francisco, CA 94104.


Name                             Positions and Offices with AIB Govett, Inc.
----                             -------------------------------------------
Kevin J.T. Pakenham              Chairman

                                 Chief Executive Officer and Chairman of AIB Govett Asset Management
                                 Limited; Chairman of AIB Asset Management Holding Limited, London SE1 2HR

Keith E. Mitchell                President

                                 Director - Member of the Board of AIB Asset Management Holding Limited,
                                 London SE1 2HR


Name                             Positions and Offices with AIB Govett, Inc.
----                             -------------------------------------------

Eileen M. Fitzpatrick            Chief Investment Officer

                                 Investment Director of AIB Investment Managers Limited

Colm E. Doherty                  Director

                                 Head of Investment Banking, AIB Capital Markets, AIB International
                                 Centre, IFSC, Dublin 1

Maurice Harte                    Director

                                 Managing Director of AIB Investment Managers Limited

Brian M. Lee                     Director

                                 Managing Director - Operations of AIB Govett Asset Management Limited,
                                 London SE1 2HR

Colin J. Kreidenwolf             Senior Vice President/Treasurer

                                 Associate Director of AIB Govett Asset Management Limited, London SE1 2HR

James L. Cook                    Senior Vice President

Paul Niednagel                   Senior Vice President

Susan Marshall                   Vice President

John W. Murray                   Joint Chief Investment Officer

                                 Managing Director of AIB Govett Asset Management Limited, London SE1 2HR

Jane Pickard                     Portfolio Manager

                                 Fund Manager of AIB Govett Asset Management Limited, London SE1 2HR

Rachel Maunder                   Portfolio Manager

                                 Director of AIB Govett Asset Management Limited, London SE1 2HR

Catherine MacGregor              Compliance Officer

Item 27. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b) Information with respect to each director, officer or partner of principal underwriter is incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November 22, 1999.

         (c) Not Applicable.

Item 28. Location of Accounts and Records.

         (a) Delaware Group Adviser Funds, Inc. (Declaration of Trust and
             By-Laws)
             One Commerce Square
             Philadelphia, PA 19103

         (b) Delaware Management Company (with respect to their services as investment adviser)
             One Commerce Square
             Philadelphia, PA 19103

         (c) The Chase Manhattan Bank (with respect to their services as custodian)
             4 Chase Metrotech Center
             Brooklyn, NY 11245

         (d) Delaware Distributors, L.P. (with respect to their services as distributor)
             1818 Market Street
             Philadelphia, PA 19103

         (e) Delaware Service Company, Inc. (with respect to their services as shareholder services agent)
             1818 Market Street
             Philadelphia, PA 19103

         (f) Lynch & Mayer, Inc. (with respect to their services as sub-adviser) 350 Park Avenue
             New York, NY 10022

         (g) Delaware International Advisers Ltd. (with respect to their services as sub-adviser)
             Third Floor
             80 Cheapside
             London, England EC2V 6EE

         (h) AIB Govett, Inc. (with respect to their services as sub-adviser) 250 Montgomery Street,
             Suite 1200
             San Francisco, CA 94104

Item 29. Management Services. None.

Item 30. Undertakings. Inapplicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 18th day of November, 1999.

                                    DELAWARE GROUP ADVISER FUNDS

                                    By /s/ David K. Downes
                                       --------------------------------------
                                           David K. Downes
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     Signature                             Title                                    Date
     ---------                             -----                                    ----
                                    President/Chief Executive Officer
                                    Chief Operating Officer/Chief
                                    Financial Officer
/s/ David K. Downes                 (Principal Executive Officer, Principal
------------------------------      Financial Officer and Principal
David K. Downes                     Accounting Officer) and Trustee             November 18, 1999

/s/ Wayne A. Stork                  Trustee                                     November 18, 1999
-----------------------------
Wayne A. Stork

/s/ Walter P. Babich        *       Trustee                                     November 18, 1999
-----------------------------
Walter P. Babich

/s/ John H. Durham          *       Trustee                                     November 18, 1999
-----------------------------
John H. Durham

/s/ Anthony D. Knerr        *       Trustee                                     November 18, 1999
-----------------------------
Anthony D. Knerr

/s/ Ann R. Leven            *       Trustee                                     November 18, 1999
-----------------------------
Ann R. Leven

/s/ Thomas F. Madison       *       Trustee                                     November 18, 1999
-----------------------------
Thomas F. Madison

/s/ Charles E. Peck         *       Trustee                                     November 18, 1999
-----------------------------
Charles E. Peck

/s/ Jan L. Yeomans          *       Trustee                                     November 18, 1999
-----------------------------
Jan L. Yeomans

                          *By /s/ David K. Downes
                              --------------------------------------
                                  David K. Downes
                             as Attorney-in-Fact for
                          each of the persons indicated


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A



















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.   Exhibit
-----------   -------

EX-99.A1      Agreement and Declaration of Trust (December 17, 1998)

EX-99.A2      Certificate of Trust (December 17, 1998)

EX-99.B       By-Laws

EX-99.D1 Form of Investment Management Agreement (November 1999) between Delaware Management Company and the Registrant on behalf of each Fund

EX-99.D2 Form of Sub-Advisory Agreement (November 1999) between Delaware Management Company and Lynch & Mayer, Inc. on behalf of Delaware U.S. Growth Fund

EX-99.D3 Form of Sub-Advisory Agreement (November 1999) between Delaware Management Company and Delaware International Advisers Ltd. on behalf of Delaware Overseas Equity Fund

EX-99.D4 Form of Sub-Advisory Agreement (November 1999) between Delaware Management Company and AIB Govett, Inc. on behalf of Delaware New Pacific Fund (November 1999)

EX-99.I       Legal Opinion

EX-99.J       Consent of Auditors

EX-99.O       Trustees Power of Attorney